PROPERTY AND EQUIPMENT, NET	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 7 – PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	September 30, 2022	March 31, 2022
Building and building improvements	$8,976,878	$8,976,878
Computer software	1,020,396	875,925
Furniture and fixtures	237,046	237,045
Computer equipment	223,424	223,424
Leasehold improvements and other	351,878	263,208
Total property and equipment	10,809,622	10,576,480
Impairment of property and equipment	-	(100,165
Accumulated depreciation and amortization	(1,255,045)	(891,174)
	$9,554,577	$9,585,141

NOTE 8 - PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	As of March 31,
	2022	2021
Building and building improvements	$8,976,878	$-
Computer software	875,925	734,510
Furniture and fixtures	237,045	230,685
Computer equipment	223,424	197,419
Leasehold improvements and other	263,208	106,877
Total property and equipment	10,576,480	1,269,491
Impairment of property and equipment	(100,165)	-
Accumulated depreciation and amortization	(891,174)	(381,541)
	$9,585,141	$887,950

Depreciation and amortization expense in connection with the Company’s property and equipment for the fiscal year ended March 31, 2022, and 2021 was $534,371 and $161,663, respectively. During the fiscal year ended March 31, 2022, the Company recognized an impairment loss of $100,165 in connection with its formal plans to reorganize its Korean operations. See Note 20, “SUBSEQUENT EVENTS” for more details.

In December 2021, the Company, through as subsidiary, purchased an office building in Lindon, Utah for $8,942,640, including $3,675,000 allocated to land. The capitalized costs include legal and other professional fees incurred directly in connection with the purchase of the property. The Company assessed a useful life of the building (28 years). Depreciation and amortization expense for the fiscal year ended March 31, 2022, include $48,007 in connection with the building. On June 15, 2022, the Company and American Pacific Bancorp, Inc. (“APB”) entered a Loan Agreement pursuant to which APB loaned to the Company approximately $5.7 million. The loan is secured by a first mortgage interest on the Lindon, Utah building. See Note 20, “SUBSEQUENT EVENTS” for more details.

During the fiscal year ended March 31, 2021, the Company capitalized $715,354 in computer software in connection with upgrades to its information technology systems placed in service. In addition, during the fiscal year ended March 31, 2021, the Company incurred $163,106 in capitalizable costs primarily in connection with leasehold improvements for office facilities and ongoing upgrades to its information technology systems yet to be placed in service. These costs were reported in other assets in our consolidated balance sheets until the related assets were placed in service in 2022.